Risks and Concentration	12 Months Ended
Dec. 31, 2024
Risks and Concentration
Risks and Concentration

3.    Risks and Concentration

(a)    Concentration of Credit Risk

Financial instruments that potentially subject the Group to concentration of credit risk consist of cash and cash equivalents, short-term investments, accounts receivable and notes receivable.

The Group deposits its cash and cash equivalents and short-term investments with major financial institutions which the Group believes that no significant credit risk with high credit quality.

The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group assesses the creditworthiness of each customer when providing services and may require the customers to make advance payments or a deposit before the services are rendered.

No individual customer accounted for more than 10% of accounts receivable as of December 31, 2023 and 2024.

(b)    Concentration of Customers and Suppliers

There are no customers from whom revenues individually represent greater than 10% of the total revenues of the Group in any of the periods presented.

Suppliers contributed more than 10% of total purchases are as below:

	Year ended December 31,
	2022	2023	2024
Supplier A	15%	*	*
Supplier B	*	11%	11%